Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Timothy Plan
Entity Central Index Key	0000916490
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000206642
Shareholder Report [Line Items]
Fund Name	Timothy Plan US Small Cap Core ETF
Trading Symbol	TPSC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Timothy Plan US Small Cap Core ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  year?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Small Cap Core ETF	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan Small Cap Core ETF (TPSC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2025, TPSC returned 7.22%, underperforming the Russell 2000 Index (the "Index"), which returned 12.81%.

An underweight to Real Estate and an overweight to Materials contributed to relative performance. Stock selection and an underweight to Health Care detracted a combined 246 basis points from relative performance. Stock selection within Materials detracted from relative performance. Not owning Vaxcyte, Inc and Six Flags Entertainment Corp contributed to relative performance. Not owning Echostar Corporation and Guardant Health, Inc detracted from relative performance.

The top three largest contributors to performance were TTM Technologies, Inc, Kratos Defense & Security Solutions, and Coeur Mining, Inc. The largest stock detractors during the year were Flowers Foods, Inc, Simply Good Foods Co, and Freshpet Inc.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $17,953	Russell 3000® Index (regulatory broad based index) - $23,276	Russell 2000® Index - $16,762	Victory US Small Cap Volatility Weighted BRI Index - $18,616
12/19Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/19	$10,339	$10,381	$10,396	$10,344
12/20	$11,372	$12,550	$12,471	$11,444
12/21	$14,740	$15,770	$14,320	$14,928
12/22	$12,757	$12,741	$11,393	$12,996
12/23	$15,008	$16,049	$13,322	$15,382
12/24	$16,745	$19,869	$14,859	$17,258
12/25	$17,953	$23,276	$16,762	$18,616

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	7.22%	9.56%	10.10%
Russell 3000® IndexFootnote Reference1	17.15%	13.15%	14.91%
Russell 2000® IndexFootnote Reference2	12.81%	6.09%	8.87%
Victory US Small Cap Volatility Weighted BRI IndexFootnote Reference3	7.87%	10.22%	10.76%

AssetsNet	$ 277,221,264
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 1,109,407
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]
Net Assets	$277,221,264
Number of Portfolio Holdings	446
Net Investment Advisory Fees	$1,109,407
Portfolio Turnover Rate	47%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.8%
Communication Services	1.2%
Energy	4.2%
Consumer Staples	5.0%
Materials	5.4%
Utilities	6.8%
Health Care	6.9%
Information Technology	10.4%
Consumer Discretionary	12.5%
Industrials	21.3%
Financials	25.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Black Hills Corp.	0.5%
New Jersey Resources Corp.	0.5%
UGI Corp.	0.4%
Avista Corp.	0.4%
Portland General Electric Co.	0.4%
IDACORP, Inc.	0.4%
Spire, Inc.	0.4%
Enact Holdings, Inc.	0.4%
Essent Group Ltd.	0.4%
Balchem Corp.	0.4%

Updated Prospectus Web Address	Prospectus
C000206641
Shareholder Report [Line Items]
Fund Name	Timothy Plan US Large/Mid Cap Core ETF
Trading Symbol	TPLC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  year?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Large/Mid Cap Core ETF	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan US Large/Mid Cap Core ETF (TPLC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2025, TPLC returned 7.09% NAV, underperforming the S&P 500® Index (the “Index”), which returned 17.88%.

An underweight to Utilities and an overweight to Industrials contributed to relative performance. Stock selection within Information Technology detracted from relative performance. Not owning BRI excluded Apple Inc. and Amazon contributed to relative performance. Not holding BRI excluded Alphabet Inc and Micron Technology detracted from relative performance.

The top three largest contributors to performance were O'Reilly Automotive Inc, Western Digital Corp, and Seagate Technology Holdings. The largest stock detractors to performance during the year were ServiceNow, Coca-Cola, and Gartner, Inc.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $19,227	S&P 500® Index (regulatory broad based index) - $25,824	Victory US Large/Mid Cap Volatility Weighted BRI Index - $19,928
4/19Footnote Reference*	$10,000	$10,000	$10,000
12/19	$10,901	$11,119	$10,939
12/20	$12,500	$13,165	$12,605
12/21	$15,728	$16,944	$15,942
12/22	$13,765	$13,876	$14,038
12/23	$15,871	$17,523	$16,275
12/24	$17,954	$21,907	$18,508
12/25	$19,227	$25,824	$19,928

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	7.09%	8.99%	10.30%
S&P 500® IndexFootnote Reference1	17.88%	14.42%	15.28%
Victory US Large/Mid Cap Volatility Weighted BRI IndexFootnote Reference2	7.67%	9.59%	10.89%

AssetsNet	$ 317,707,093
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 1,550,912
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]
Net Assets	$317,707,093
Number of Portfolio Holdings	272
Net Investment Advisory Fees	$1,550,912
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	5.4%
Consumer Discretionary	6.4%
Energy	7.0%
Materials	7.0%
Health Care	10.0%
Utilities	10.4%
Financials	13.1%
Information Technology	14.7%
IndustrialsFootnote Reference**	25.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

CenterPoint Energy, Inc.	0.7%
Intercontinental Exchange, Inc.	0.7%
Waste Management, Inc.	0.6%
Evergy, Inc.	0.6%
Atmos Energy Corp.	0.6%
Ameren Corp.	0.6%
CME Group, Inc., Class A	0.6%
CMS Energy Corp.	0.6%
WEC Energy Group, Inc.	0.6%
Alliant Energy Corp.	0.6%

Material Fund Change [Text Block]

Material Fund Changes

On July 25, 2025, the Board of Trustees of the Timothy Plan approved the tax-free merger of the Timothy Plan US Large/Mid Cap Core Enhanced ETF into the Timothy Plan US Large/Mid Cap Core ETF. The Reorganization was completed on October 3, 2025. The Funds had similar, but not identical, principal investment strategies and risks and identical fundamental investment restrictions.

Updated Prospectus Web Address	Prospectus
C000206644
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Dividend Stock ETF
Trading Symbol	TPHD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Timothy Plan High Dividend Stock ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  year?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan High Dividend Stock ETF	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan High Dividend Stock ETF (TPHD) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2025, TPHD returned 8.19%, underperforming the Russell 1000 Value Index (the "Index"), which returned 15.91%.

An overweight to Health Care contributed to relative performance. An underweight to Financials and security selection within Financials cost a combined 300 basis points of relative performance. Not owning UnitedHealth Group and Procter and Gamble Company contributed to relative performance. Not owning JPMorgan Chase & Co and Johnson and Johnson detracted from relative performance.

The top three largest contributors to performance were Seagate Technology Holdings, Caterpillar, Inc, and NRG Energy, Inc. The largest stock detractors during the year were LyondellBasell Industries NV, Kimberly-Clark Corporation, and ONEOK, Inc.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $17,886	S&P 500® Index (regulatory broad based index) - $25,824	Russell 1000® Value Index - $19,190	Victory US Large Cap High Dividend Volatility Weighted BRI Index - $18,538
4/19Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/19	$10,900	$11,119	$10,918	$10,937
12/20	$10,773	$13,165	$11,223	$10,859
12/21	$13,799	$16,944	$14,047	$13,987
12/22	$13,540	$13,876	$12,988	$13,813
12/23	$14,763	$17,523	$14,477	$15,134
12/24	$16,533	$21,907	$16,557	$17,039
12/25	$17,886	$25,824	$19,190	$18,538

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	8.19%	10.67%	9.11%
S&P 500® IndexFootnote Reference1	17.88%	14.42%	15.28%
Russell 1000® Value IndexFootnote Reference2	15.91%	11.33%	10.26%
Victory US Large Cap High Dividend Volatility Weighted BRI IndexFootnote Reference3	8.80%	11.29%	9.69%

AssetsNet	$ 317,478,745
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,486,455
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]
Net Assets	$317,478,745
Number of Portfolio Holdings	101
Net Investment Advisory Fees	$1,486,455
Portfolio Turnover Rate	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Health Care	2.6%
Consumer Discretionary	4.8%
Information Technology	4.8%
Consumer Staples	7.5%
Materials	10.6%
Financials	12.6%
Energy	14.2%
Industrials	20.2%
Utilities	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

CenterPoint Energy, Inc.	1.6%
Waste Management, Inc.	1.5%
Evergy, Inc.	1.5%
Atmos Energy Corp.	1.5%
Ameren Corp.	1.5%
CME Group, Inc., Class A	1.5%
CMS Energy Corp.	1.5%
WEC Energy Group, Inc.	1.4%
Alliant Energy Corp.	1.4%
DTE Energy Co.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

On July 25, 2025, the Board of Trustees of the Timothy Plan approved the tax-free merger of the Timothy Plan High Dividend Enhanced Stock ETF into the Timothy Plan High Dividend Stock ETF. The Reorganization was completed on October 3, 2025. The Funds had similar, but not identical, principal investment strategies and risks and identical fundamental investment restrictions.

Updated Prospectus Web Address	Prospectus
C000206643
Shareholder Report [Line Items]
Fund Name	Timothy Plan International ETF
Trading Symbol	TPIF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Timothy Plan International ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  year?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan International ETF	$73	0.62%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan International ETF (TPIF) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2025, TPIF returned 35.44%, outperforming the MSCI EAFE Index (the “Index”), which returned 31.22%.

Stock selection within Industrials and an underweight to Health Care contributed to relative performance. Stock selection within Health Care and an overweight to Materials detracted from relative performance.

At the country level, overweights to Korea and Spain contributed to relative performance. Underweights to the United Kingdom and Germany cost a combined 40 basis points of relative performance.

The top three largest contributors to performance were Aena SME SA, AEON Co, and Kongsberg Gruppen ASA. The largest stock detractors during the year were Nitori Holdings Co, TFI International, and CSL Limited.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $16,338	MSCI EAFE Index (regulatory broad based index) - $17,126	Victory International Volatility Weighted BRI Index - $16,996
12/19Footnote Reference*	$10,000	$10,000	$10,000
12/19	$10,325	$10,360	$10,339
12/20	$11,116	$11,169	$11,221
12/21	$12,266	$12,427	$12,419
12/22	$10,083	$10,631	$10,245
12/23	$11,738	$12,570	$12,054
12/24	$12,063	$13,051	$12,478
12/25	$16,338	$17,126	$16,996

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	35.44%Footnote Reference	8.01%	8.41%
MSCI EAFE IndexFootnote Reference1	31.22%	8.92%	9.25%
Victory International Volatility Weighted BRI IndexFootnote Reference2	36.21%	8.66%	9.12%

AssetsNet	$ 196,020,840
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 886,778
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]
Net Assets	$196,020,840
Number of Portfolio Holdings	358
Net Investment Advisory Fees	$886,778
Portfolio Turnover Rate	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	2.2%
Communication Services	3.1%
Consumer Staples	4.7%
Energy	5.6%
Health Care	6.3%
Information Technology	6.4%
Consumer Discretionary	7.0%
Materials	8.7%
Utilities	9.1%
Industrials	20.9%
Financials	25.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

CLP Holdings Ltd.	0.8%
Hydro One Ltd.	0.5%
Power Assets Holdings Ltd.	0.5%
Hong Kong & China Gas Co. Ltd.	0.5%
Emera, Inc.	0.5%
Fortis, Inc.	0.5%
Power Corp. of Canada	0.5%
National Bank of Canada	0.5%
Oversea-Chinese Banking Corp. Ltd.	0.5%
Wilmar International Ltd.	0.5%

Updated Prospectus Web Address	Prospectus